Interest Expense, Net (Components of Interest Expense, Net) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest Expense, Net [Abstract]
Interest on debt	$ 1,004	$ 954
Allowance for borrowed funds used during construction	(23)	(16)
Other	(8)	(13)
Interest expense, net	$ 973	$ 925